Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) award	Dec. 31, 2022 USD ($) award	Dec. 31, 2021 USD ($) award
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	321,000	348,000	413,000
Granted	214,000	236,000	90,000
Vested	(186,000)	(254,000)	(147,000)
Lapsed or cancelled	(17,000)	(9,000)	(8,000)
Ending balance	332,000	321,000	348,000
Fair value of awards granted during the year | $	$ 69.264	$ 61.802	$ 68.885
Weighted average remaining contract life (years)	1 year 6 months	1 year	6 months
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	933,000	872,000	814,000
Granted	329,000	323,000	281,000
Vested	(180,000)	(23,000)	(70,000)
Lapsed or cancelled	(246,000)	(239,000)	(153,000)
Ending balance	836,000	933,000	872,000
Fair value of awards granted during the year | $	$ 31.697	$ 37.70	$ 46.763
Weighted average remaining contract life (years)	1 year 3 months 18 days	1 year 1 month 6 days	1 year 2 months 12 days
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	1,575,000	1,350,000	1,421,000
Granted	683,000	706,000	442,000
Vested	(533,000)	(391,000)	(391,000)
Lapsed or cancelled	(63,000)	(90,000)	(122,000)
Ending balance	1,662,000	1,575,000	1,350,000
Fair value of awards granted during the year | $	$ 63.51	$ 56.564	$ 65.597
Weighted average remaining contract life (years)	1 year 3 months 18 days	1 year 2 months 12 days	1 year 2 months 12 days